New Accounting Standards (Q3) (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cumulative Effect Adjustments to Condensed Consolidated Statement of Financial Position [Abstract]
Deferred tax assets, net			$ 22,433	$ 32,818		$ 39,635
Capitalized mortgage loan servicing rights			14,675	13,671		12,436	$ 12,106	$ 13,710
Total assets			2,753,446	2,548,950		2,409,066
Accumulated deficit			(53,240)	(65,657)		(82,334)
Accumulated other comprehensive loss			(3,657)	(9,108)		(6,036)
Total shareholders' equity			267,710	248,980	$ 250,902	251,092	$ 250,371	$ 231,581
Total Liabilities and Shareholders' Equity			$ 2,753,446	2,548,950		$ 2,409,066
Cumulative effect of adjustments				400
Originally Presented [Member]
Cumulative Effect Adjustments to Condensed Consolidated Statement of Financial Position [Abstract]
Deferred tax assets, net				32,818
Capitalized mortgage loan servicing rights				13,671
Total assets				2,548,950
Accumulated deficit				(65,657)
Accumulated other comprehensive loss				(9,108)
Total shareholders' equity				248,980
Total Liabilities and Shareholders' Equity				2,548,950
Cumulative Retrospective Adjustments [Member]
Cumulative Effect Adjustments to Condensed Consolidated Statement of Financial Position [Abstract]
Total shareholders' equity				352
Total Liabilities and Shareholders' Equity				352
Change in Accounting Method and ASU 2017-08 [Member]
Cumulative Effect Adjustments to Condensed Consolidated Statement of Financial Position [Abstract]
Total shareholders' equity				249,332
Total Liabilities and Shareholders' Equity				2,549,302
Change in Accounting Method [Member]
Cumulative Effect Adjustments to Condensed Consolidated Statement of Financial Position [Abstract]
Deferred tax assets, net				32,628
Capitalized mortgage loan servicing rights				14,213
Total assets				2,549,302
Change in Accounting Method [Member] | Cumulative Retrospective Adjustments [Member]
Cumulative Effect Adjustments to Condensed Consolidated Statement of Financial Position [Abstract]
Deferred tax assets, net	[1]			(190)
Capitalized mortgage loan servicing rights	[1]			542
Total assets				352
Accumulated deficit	[1]			352
New Accounting Pronouncement, Effect of Early Adoption [Member] | Additional Premium Amortization on AFS Securities, Pre-tax [Member]
Cumulative Effect Adjustments to Condensed Consolidated Statement of Financial Position [Abstract]
Cumulative effect of adjustments				460
New Accounting Pronouncement, Effect of Early Adoption [Member] | Additional Premium Amortization on AFS Securities, Net of Tax [Member]
Cumulative Effect Adjustments to Condensed Consolidated Statement of Financial Position [Abstract]
Cumulative effect of adjustments				300
New Accounting Pronouncement, Effect of Early Adoption [Member] | AOCI Decrease, Unrealized Losses AFS Securities, After Tax [Member]
Cumulative Effect Adjustments to Condensed Consolidated Statement of Financial Position [Abstract]
Cumulative effect of adjustments				300
ASU 2017-08 [Member]
Cumulative Effect Adjustments to Condensed Consolidated Statement of Financial Position [Abstract]
Accumulated deficit				(65,605)
Accumulated other comprehensive loss				(8,808)
Increase in premium amortization on securities available for sale		$ 30
ASU 2017-08 [Member] | Cumulative Retrospective Adjustments [Member]
Cumulative Effect Adjustments to Condensed Consolidated Statement of Financial Position [Abstract]
Accumulated deficit	[2]			(300)
Accumulated other comprehensive loss	[2]			$ 300

[1]	Represents adjustment to capitalized mortgage loan servicing rights, deferred tax assets, net, and accumulated deficit to reflect the adoption of the fair value method of accounting for our capitalized mortgage loan servicing rights.
[2]	Represents adjustment to accumulated deficit and accumulated other comprehensive loss to reflect the adoption of ASU 2017-08.